Capital Stock and Stockholders' Deficit - Summary of Warrants to Purchase Classes of Preferred Stock and Common Stock Outstanding (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant		436,711	500,483
Weighted Average Exercise Price	$ 8.1
Common Stock
Class of Warrant or Right [Line Items]
Shares Issuable Upon Exercise of Warrant	404,988	442,470
September 16, 2013 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		8 months 12 days
Shares Issuable Upon Exercise of Warrant		16,930
Weighted Average Exercise Price		$ 1.9
December 1, 2014 | Series B Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		1 year 10 months 24 days	2 years 10 months 24 days
Shares Issuable Upon Exercise of Warrant		60,768	61,797
Weighted Average Exercise Price		$ 2.44	$ 2.44
December 1, 2014 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	1 year 2 months 12 days	1 year 10 months 24 days
Shares Issuable Upon Exercise of Warrant	45,602	62,136
Weighted Average Exercise Price	$ 2.43	$ 2.38
March 30, 2021 | Series C Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		8 years 2 months 12 days	9 years 2 months 12 days
Shares Issuable Upon Exercise of Warrant		130,053	130,053
Weighted Average Exercise Price		$ 6.73	$ 6.73
March 30, 2021 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	7 years 6 months	8 years 2 months 12 days
Shares Issuable Upon Exercise of Warrant	130,053	132,979
Weighted Average Exercise Price	$ 6.73	$ 6.58
June 4, 2022 | Series D-1 Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		9 years 4 months 24 days
Shares Issuable Upon Exercise of Warrant		45,238
Weighted Average Exercise Price		$ 12.14
June 4, 2022 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	8 years 8 months 12 days	9 years 4 months 24 days
Shares Issuable Upon Exercise of Warrant	45,238	44,220
Weighted Average Exercise Price	$ 12.14	$ 11.87
September 15, 2022 | Series D-1 Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		9 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant		45,238
Weighted Average Exercise Price		$ 12.14
September 15, 2022 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	9 years	9 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant	45,238	44,220
Weighted Average Exercise Price	$ 12.14	$ 11.87
January 17, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		4 years	5 years
Shares Issuable Upon Exercise of Warrant		73,349	73,349
Weighted Average Exercise Price		$ 0.02	$ 0.02
January 17, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	3 years 3 months 18 days	4 years
Shares Issuable Upon Exercise of Warrant	73,349	75,000
Weighted Average Exercise Price	$ 0.02	$ 0.01
August 3, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		4 years 7 months 6 days	5 years 7 months 6 days
Shares Issuable Upon Exercise of Warrant		9,779	9,779
Weighted Average Exercise Price		$ 1.13	$ 1.13
August 3, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	3 years 9 months 18 days	4 years 7 months 6 days
Shares Issuable Upon Exercise of Warrant	9,779	10,000
Weighted Average Exercise Price	$ 1.13	$ 1.1
September 8, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		4 years 8 months 12 days	5 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant		28,764	28,764
Weighted Average Exercise Price		$ 1.05	$ 1.05
September 8, 2017 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	3 years 10 months 24 days	4 years 8 months 12 days
Shares Issuable Upon Exercise of Warrant	28,764	29,412
Weighted Average Exercise Price	$ 1.05	$ 1.02
June 19, 2018 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		5 years 6 months	6 years 6 months
Shares Issuable Upon Exercise of Warrant		17,977	17,977
Weighted Average Exercise Price		$ 1.05	$ 1.05
June 19, 2018 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	4 years 8 months 12 days	5 years 6 months
Shares Issuable Upon Exercise of Warrant	17,977	18,382
Weighted Average Exercise Price	$ 1.05	$ 1.02
June 25, 2019 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		6 years 6 months	7 years 6 months
Shares Issuable Upon Exercise of Warrant		8,988	8,988
Weighted Average Exercise Price		$ 1.05	$ 1.05
June 25, 2019 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)	5 years 8 months 12 days	6 years 6 months
Shares Issuable Upon Exercise of Warrant	8,988	9,191
Weighted Average Exercise Price	$ 1.05	$ 1.02
April 1, 2013 | Series A-1 Preferred Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)		2 months 12 days	1 year 2 months 12 days
Shares Issuable Upon Exercise of Warrant		16,557	32,491
Weighted Average Exercise Price		$ 1.95	$ 1.95
June 30, 2021 | Common Stock
Class of Warrant or Right [Line Items]
Remaining Contractual Term (in years)			9 years 6 months
Shares Issuable Upon Exercise of Warrant			137,285
Weighted Average Exercise Price			$ 0.01